Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Freight costs	¥ 247,902	$ 38,901	¥ 200,056	¥ 252,010
Cargo and Freight [Member]
Freight costs	4,107	644	3,855	3,380
Shipping and Handling [Member]
Freight costs	¥ 13,131	$ 2,061	¥ 11,085	¥ 9,258